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                            RUSSELL INVESTMENT FUNDS
                      Supplement dated February 6, 2004 to
                         PROSPECTUS DATED APRIL 30, 2003

I. The following restates the section entitled "Money Manager Information" for the Multi-Style Equity Fund in its entirety in the Russell Investment Funds Prospectus:

                            MONEY MANAGER INFORMATION

                             MULTI-STYLE EQUITY FUND

Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.

Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, CA 94105.

Brandywine Asset Management, LLC, 201 North Walnut Street, Suite 1200, Wilmington, DE 19801.

Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650.

Montag & Caldwell, Inc., 3455 Peachtree Road, N.E., Suite 1200, Atlanta, GA 30326-3248.

Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312-2414.

II. On October 3, 2003, shareholders of the Funds voted to change the investment objectives of each of the Funds listed below. The shareholders also voted to reclassify the investment objective of each Fund as non-fundamental. These changes will be effective on March 1, 2004. On that date the investment objective of each of the Funds will be as set forth below:

         FUND                            INVESTMENT OBJECTIVE EFFECTIVE MARCH 1, 2004
         ----                            --------------------------------------------
Multi- Style Equity                  Seeks to provide long term capital growth.
Aggressive Equity                    Seeks to provide long term capital growth.
Non-US                               Seeks to provide long term capital growth.
Real Estate Securities               Seeks to provide current income and long term capital growth.
Core Bond                            Seeks to provide current income and the preservation of capital.